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                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                             AMERICAN GROWTH SERIES
                                       AND
                           AMERICAN GROWTH SERIES -- I

                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                         SUPPLEMENT DATED JUNE 29, 2009
     TO THE PROSPECTUSES DATED MAY 1, 2009 AND MAY 1, 2000 (AS SUPPLEMENTED)

This supplement describes a change to the American Growth Series and American Growth Series - I variable annuity contracts issued by New England Life Insurance Company ("we," "us," or "our").

This supplement should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of the Prospectus, write to us at 501 Boylston Street, Boston, MA 02116 or call us at
(800) 435-4117 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

THE COMPANY

In "The Company" section, delete the second paragraph (regarding membership in the Insurance Marketplace Standards Association).

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

501 Boylston Street                                    Telephone: (800) 435-4117
Boston, MA 02116


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